Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues
Total revenues	$ 63,751,093	$ 74,525,434	$ 46,200,949
Cost of revenues
Total cost of revenues	44,394,575	48,311,398	30,101,072
Gross profit	19,356,518	26,214,036	16,099,877
Operating expenses
Sales and marketing expenses	11,989,919	10,279,274	7,514,211
General and administrative expenses	8,219,584	6,869,419	1,114,984
Total operating expenses	20,209,503	17,148,693	8,629,195
Income (Loss) from operations	(852,985)	9,065,343	7,470,682
Other income (expense)
Interest income	182,558	110,889	103,388
Interest expense	(257,766)	(25,509)	(26,447)
Accretion of financing cost	(397,153)
Fair value loss – Financial instruments	(1,996,249)
Government subsidy	7,733	908,051
Foreign currency exchange income (loss)	(22,271)	13,749	(1,040)
Total other income (loss)	(2,483,148)	1,007,180	75,901
Income (Loss) before income taxes	(3,336,133)	10,072,523	7,546,583
Income tax expense	(2,094,076)	(3,672,624)	(1,898,575)
Net (loss) income	(5,430,209)	6,399,899	5,648,008
Net (loss) income attributable to shareholders	(5,430,209)	6,408,932	5,649,451
Net (loss) attributable to non-controlling interests		(9,033)	(1,443)
Net (loss) income	(5,430,209)	6,399,899	5,648,008
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax	(2,243,108)	3,261,889	(837,040)
Total comprehensive (loss) income	$ (7,673,317)	$ 9,661,788	$ 4,810,968
Net (loss) income per ordinary share - basic and diluted (in Dollars per share)	$ (2.95)	$ 4.47	$ 3.44
Weighted average number of ordinary shares outstanding—basic and diluted (in Shares)	1,838,398	1,432,532	1,400,000
Installation and maintenance
Revenues
Total revenues	$ 40,017,962	$ 51,546,235	$ 32,220,898
Cost of revenues
Total cost of revenues	26,791,434	32,209,179	19,484,927
Housekeeping
Revenues
Total revenues	16,340,910	16,792,722	11,704,899
Cost of revenues
Total cost of revenues	13,411,221	13,435,869	8,901,973
Senior care services
Revenues
Total revenues	7,392,221	6,038,814	2,060,833
Cost of revenues
Total cost of revenues	4,191,920	2,666,350	1,714,172
Sublease
Revenues
Total revenues		$ 147,663	$ 214,319